Investment Securities - Schedule of Fair Value of Trading Securities by Type (Details) - OneMain Holdings, LLC [Member] - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Bonds	$ 93	$ 131
Preferred stock	6	6
Trading securities	99	137
Other trading securities	99	128
Foreign Government Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Bonds	1	3
Corporate Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Bonds	85	124
Residential Mortgage Backed Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Bonds	1	2
Commercial Mortgage Backed Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Bonds	1	2
Collateralized Debt Obligations [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Bonds	$ 5	$ 0